RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT
The company`s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. The company uses financial instruments primarily to manage these risks.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents the company's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2023				December 31, 2022
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$595	$—	$—	$595	$642
Restricted cash(1)	81	—	—	81	68
Financial instrument assets(1)
IFRS 9 PPAs	—	—	4	4	1
Energy derivative contracts	—	54	—	54	33
Interest rate swaps	—	218	—	218	261
Investments in equity securities	—	—	197	197	292
Property, plant and equipment	—	—	39,241	39,241	37,828
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	—	(167)	(167)	(189)
Energy derivative contracts	—	(108)	—	(108)	(231)
Interest rate swaps	—	(13)	—	(13)	(14)
Foreign exchange swaps	—	(119)	—	(119)	(61)
Tax equity	—	—	(317)	(317)	(353)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(2)	(5,298)	—	—	(5,298)	(4,364)
Non-recourse borrowing(1)	(1,754)	(11,734)	—	(13,488)	(12,847)
Total	$(6,376)	$(11,702)	$38,958	$20,880	$21,066
(1)Includes both the current amount and long-term amounts
(2)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 11 –BEPC Exchangeable shares, BEPC Class B shares and BEPC Class C shares, the BEPC class C shares meet certain qualifying criteria and are presented as equity.
There were no transfers between levels during the six months ended June 30, 2023.
Financial instruments disclosures
The aggregate amount of our company's net financial instrument positions are as follows:

	June 30, 2023			December 31, 2022
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$54	$108	$(54)	$(198)
IFRS 9 PPAs	4	167	(163)	(188)
Interest rate swaps	218	13	205	247
Foreign exchange swaps	—	119	(119)	(61)
Investments in debt and equity securities	197	—	197	292
Tax equity	—	317	(317)	(353)
Total	473	724	(251)	(261)
Less: current portion	117	276	(159)	(164)
Long-term portion	$356	$448	$(92)	$(97)
(a)   Tax equity
The company owns and operates certain projects in the United States under tax equity structures to finance the construction of utility-scale solar, distributed generation and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the interim consolidated statements of financial position.
Gain or loss on the tax equity liabilities are recognized within foreign exchange and financial instruments (loss) gain in the interim consolidated statements of income (loss).
(b)   Energy derivative contracts and IFRS 9 PPAs
The company has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in the company's interim consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
(c)   Interest rate hedges
The company has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the interim consolidated financial statements at fair value.
(d)   Foreign exchange swaps
The company has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
(e)   Investments in debt and equity securities
The company’s investments in debt and equity securities consist of investments in securities which are recorded on the statement of financial position at fair value.
The following table reflects the gains (losses) included in foreign exchange and financial instrument (loss) gain in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$(11)	$(20)	$59	$(54)
IFRS 9 PPAs	(31)	(17)	—	(70)
Interest rate swaps	9	(2)	7	20
Foreign exchange swaps	(4)	27	(7)	35
Tax equity	18	32	24	62
Foreign exchange gain (loss)	10	(17)	18	(23)
	$(9)	$3	$101	$(30)
For the three months and six months ended June 30, 2023, the gains associated with debt and equity securities of $2 million and $7 million, respectively (2022: nil and nil, respectively) were recorded in Other on the interim consolidated statements of income (loss).
The following table reflects the gains (losses) included in other comprehensive income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$22	$(59)	$190	$(171)
IFRS 9 PPAs	11	(16)	25	(53)
Interest rate swaps	8	79	(30)	179
Foreign exchange swaps	(16)	9	(20)	(1)
	25	13	165	(46)
Foreign exchange swaps - net investment	(25)	58	(41)	15
	$—	$71	$124	$(31)
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$(40)	$35	$(89)	$86
IFRS 9 PPAs	—	—	—	2
Interest rate swaps	—	—	—	2
	$(31)	$35	$(80)	$90